Fair value measurements - Summary of Fair Value Measurements for Items (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value	$ 167,325	$ 53,963	$ 56,428
Total liabilities at fair value		142,592	156,233
Derivative liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		44,810	138,561
Warrants payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		97,782	17,672
U.S. government and government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value		53,963	56,428
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value	0	0	0
Total liabilities at fair value		0	0
Level 1 | Derivative liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		0	0
Level 1 | Warrants payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		0	0
Level 1 | U.S. government and government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value		0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value	167,325	53,963	56,428
Total liabilities at fair value		0	0
Level 2 | Derivative liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		0	0
Level 2 | Warrants payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		0	0
Level 2 | U.S. government and government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value		53,963	56,428
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value	$ 0	0	0
Total liabilities at fair value		142,592	156,233
Level 3 | Derivative liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		44,810	138,561
Level 3 | Warrants payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities at fair value		97,782	17,672
Level 3 | U.S. government and government agencies
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets at fair value		$ 0	$ 0